Consolidated Statements of Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total USD ($)	Agree USD ($)	Tansun USD ($)	Follow-on public offering USD ($)	Dimension USD ($)	Series A preferred Shares USD ($)	Series B preferred Shares USD ($)	Ordinary Shares	Ordinary Shares Yinfeng	Ordinary Shares Agree	Ordinary Shares Debt extinguishment	Ordinary Shares Follow-on public offering	Ordinary Shares Dimension	Shares to be issued USD ($)	Shares to be issued Yinfeng USD ($)	Shares to be issued Tansun USD ($)	Shares to be issued Debt extinguishment USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Yinfeng USD ($)	Additional paid-in capital Agree USD ($)	Additional paid-in capital Debt extinguishment USD ($)	Additional paid-in capital Follow-on public offering USD ($)	Additional paid-in capital Dimension USD ($)	Statutory reserves USD ($)	Retained earnings USD ($)	Accumulated other comprehensive income USD ($)	Total Camelot Information System Inc. shareholder's equity USD ($)	Total Camelot Information System Inc. shareholder's equity Agree USD ($)	Total Camelot Information System Inc. shareholder's equity Tansun USD ($)	Total Camelot Information System Inc. shareholder's equity Follow-on public offering USD ($)	Total Camelot Information System Inc. shareholder's equity Dimension USD ($)	Non-controlling interest USD ($)	Total comprehensive income (loss) USD ($)
Beginning Balance at Dec. 31, 2008	$ 86,493					$ 28,725	$ 5,000							$ 3,270				$ 11,643						$ 2,964	$ 27,264	$ 7,191	$ 86,057					$ 436
Beginning Balance (in shares) at Dec. 31, 2008						44,055,018	4,019,328	76,774,814
Issuance of ordinary shares in connection with business acquisition (in shares)									1,000,000	4,866,180
Issuance of ordinary shares in connection with business acquisition		6,095	5,760												(1,218)	5,760			1,218	6,095								6,095	5,760
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng	3,223													3,223													3,223
Share based compensation	1,243																	1,243									1,243
Transfer to statutory reserve																								1,439	(1,439)
Dissolution of Ruiyin	(63)																															(63)
Foreign currency translation adjustment	169																									156	156					13	169
Net (loss) income	13,037																								12,966		12,966					71	13,037
Ending Balance at Dec. 31, 2009	115,957					28,725	5,000							11,035				20,199						4,403	38,791	7,347	115,500					457	13,206
Beginning Balance (in shares) at Dec. 31, 2009						44,055,018	4,019,328	82,640,994
Issuance of ordinary shares (in shares)											7,932,000	4,296,120
Issuance of ordinary shares				19,949													(11,035)				11,035	19,949								19,949
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)						(44,055,018)	(4,019,328)	48,074,346
Conversion of preferred shares upon the initial public offering ("IPO")						(28,725)	(5,000)											33,725
Issuance of ordinary shares upon IPO net of issuance cost of US$4,140 (in shares)								36,666,668
Issuance of ordinary shares upon IPO net of issuance cost of US$4,140	89,635																	89,635									89,635
Share based compensation	2,924																	2,924									2,924
Transfer to statutory reserve																								3,838	(3,838)
Foreign currency translation adjustment	6,129																									6,109	6,109					20	6,129
Net (loss) income	18,683																								18,597		18,597					86	18,683
Ending Balance at Dec. 31, 2010	253,277																	177,467						8,241	53,550	13,456	252,714					563	24,812
Ending Balance (in shares) at Dec. 31, 2010								179,610,128
Issuance of ordinary shares in connection with business acquisition (in shares)													1,152,352
Issuance of ordinary shares in connection with business acquisition					5,341																		5,341								5,341
Repurchase of ordinary shares (in shares)								(8,473,600)
Repurchase of ordinary shares	(14,415)																	(14,415)									(14,415)
Options exercised (in shares)								5,332,492
Options exercised	1,335																	1,335									1,335
Share based compensation	19,366																	19,366									19,366
Transfer to statutory reserve																								2,286	(2,286)
Dissolved of Yantai	32																															32
Foreign currency translation adjustment	8,209																									8,228	8,228					(19)	8,209
Net (loss) income	(41,057)																								(40,824)		(40,824)					(233)	(41,057)
Ending Balance at Dec. 31, 2011	$ 232,088																	$ 189,094						$ 10,527	$ 10,440	$ 21,684	$ 231,745					$ 343	$ (32,848)
Ending Balance (in shares) at Dec. 31, 2011								177,621,372